Derivatives and Hedging Activities (Details) (USD $)	12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Accounts Payable And Other Liabilities [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Accounts Payable And Other Liabilities [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2008 Not Designated as Hedging Instrument [Member] Forward Contracts [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Forward Contracts [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Change in value of forward equity commitment [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Change in value of forward equity commitment [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Other Assets [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Other Assets [Member]	Dec. 31, 2009 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Other Assets [Member]	Dec. 31, 2011 Secured Term Loan 2 [Member]	Dec. 31, 2011 Secured Term Loan 1 [Member]
Derivative [Line Items]
Debt instrument amount															$ 35,551,000	$ 25,000,000
Expected amount of derivative related interest to be reclassified to interest expense over the next 12 months	1,695,000
Number of derivative instruments held					1
Notional amount of derivatives					60,551,000
Forward purchase equity commitment, shares								3,500,000
Share repurchases, final price paid per share								$ 5.60
Prepayment of derivative instrument									15,576,000
Interest rate swap floating payment rate per annum	2.50%
Forward contract indexed to issuers equity share settlement cash settlement value									4,024,000
Forward contract indexed to issuers equity share settlement shares retired									3,974,645
Derivative liabilities			(3,236,000)	(5,280,000)
Derivative assets													27,574,000
Amount of Loss Recognized in OCI on Derivative (Effective Portion)						(835,000)	(2,914,000)
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)						2,879,000	2,875,000
Amount of Gain (Loss) Recognized in Income on Derivative										2,030,000	8,906,000	2,030,000	8,906,000	7,182,000
Termination value		$ 3,400,000